SUPPLEMENT TO THE PROSPECTUS

                               CREDIT SUISSE TRUST
                            EMERGING GROWTH PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          The Credit Suisse Small/Mid-Cap Growth Team is now responsible for the day-to-day management of the portfolio. The team currently consists of Elizabeth
B. Dater, Roger M. Harris, Sammy Oh and Robert S. Janis (see biography below). Effective on or about September 30, 2003, Ms. Dater will no longer be a member of the team.

     Team Member Biography

          ROBERT S. JANIS, Managing Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small-capitalization U.S. equity portfolios. He joined Warburg Pincus Asset Management, Inc. (Warburg Pincus) in 1994 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and senior equity analyst at U.S. Trust Company of New York. Mr. Janis holds a B.A. in Economics from the University of Pennsylvania and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.



Dated: July 24, 2003                                            TREMG-16-0703
                                                                2003-047

                          SUPPLEMENT TO THE PROSPECTUS

                               CREDIT SUISSE TRUST
                          STRATEGIC SMALL CAP PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          The Credit Suisse Strategic Small Cap Team is now responsible for the day-to-day management of the portfolio. The team currently consists of Elizabeth
B. Dater, Roger M. Harris, Sammy Oh and Robert S. Janis (see biographies listed below). Effective on or about September 30, 2003, Ms. Dater will no longer be a member of the team.

     Team Member Biographies

          ROBERT S. JANIS, Managing Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small-capitalization U.S. equity portfolios. He joined Warburg Pincus Asset Management, Inc. (Warburg Pincus) in 1994 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and senior equity analyst at U.S. Trust Company of New York. Mr. Janis holds a B.A. in Economics from the University of Pennsylvania and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.

          SAMMY OH, Managing Director, came to CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Prior to joining Warburg Pincus in 1997, Mr. Oh was vice president at Bessemer Trust from 1995 to 1997 and vice president at Forstmann-Leff from 1993 to 1995. He received an A.B. in Economics and Cognitive Psychology from Stanford and an M.B.A. from Dartmouth College's Tuck School of Business.

Dated: July 24, 2003                                           TRSSC-16-0703
                                                               2003-048

                          SUPPLEMENT TO THE PROSPECTUS

                               CREDIT SUISSE TRUST
                          INTERNATIONAL FOCUS PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          The Credit Suisse International Equity Team is now responsible for the day-to-day management of the portfolio. The team currently consists of Nancy Nierman, Greg Norton-Kidd, Anne S. Budlong, Harry M. Jaffe and Todor Petrov. The portfolio's sub-investment advisers have not changed. Vincent J. McBride and Todd D. Jacobson no longer serve as Co-Portfolio Managers of the portfolio.



Dated: July 24, 2003                                           TRINF-16-0703
                                                               2003-049

                          SUPPLEMENT TO THE PROSPECTUS

                               CREDIT SUISSE TRUST
                      GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          The Credit Suisse Global Post-Venture Capital Team is now responsible for the day-to-day management of the portfolio. The team currently consists of Elizabeth B. Dater, Robert S. Janis (see biography below), Greg Norton-Kidd and Calvin E. Chung. The portfolio's sub-investment advisers have not changed. Effective on or about September 30, 2003, Ms. Dater will no longer be a member of the team. Vincent J. McBride no longer serves as Co-Portfolio Manager of the portfolio.

     Team Member Biography

          ROBERT S. JANIS, Managing Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small-capitalization U.S. equity portfolios. He joined Warburg Pincus Asset Management, Inc. (Warburg Pincus) in 1994 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and senior equity analyst at U.S. Trust Company of New York. Mr. Janis holds a B.A. in Economics from the University of Pennsylvania and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.



Dated: July 24, 2003                                           TRGPV-16-0703
                                                               2003-050

                          SUPPLEMENT TO THE PROSPECTUS

                               CREDIT SUISSE TRUST
                           GLOBAL TECHNOLOGY PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          David Lefkowitz will continue to serve as Portfolio Manager of the portfolio. Vincent J. McBride and Naimish M. Shah no longer serve as Co-Portfolio Manager and Associate Portfolio Manager, respectively, of the portfolio. The portfolio's sub-investment advisers have not changed.


Dated: July 24, 2003                                          TRGLT-16-0703
                                                              2003-051

                          SUPPLEMENT TO THE PROSPECTUS

                               CREDIT SUISSE TRUST
                           SMALL CAP GROWTH PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          The Credit Suisse Small/Mid-Cap Growth Team is now responsible for the day-to-day management of the portfolio. The team currently consists of Elizabeth
B. Dater, Sammy Oh, Roger M. Harris and Robert S. Janis (see biographies below). Effective on or about September 30, 2003, Ms. Dater will no longer be a member of the team.

     Team Member Biographies

          ROGER M. HARRIS, Managing Director, joined Warburg Pincus Asset Management, Inc. (Warburg Pincus) in 1996 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a portfolio manager and research analyst at Centennial Associates and Spears, Benzak, Salomon & Farrell, and a vice president in charge of listed derivatives sales at both Donaldson, Lufkin & Jenrette and Smith Barney, Harris Upham. Mr. Harris holds a B.A. in Managerial Economics from Union College and an M.B.A. from the Harvard Graduate School of Business.

          ROBERT S. JANIS, Managing Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small-capitalization U.S. equity portfolios. He joined Warburg Pincus Warburg Pincus in 1994 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and senior equity analyst at U.S. Trust Company of New York. Mr. Janis holds a B.A. in Economics from the University of Pennsylvania and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.



Dated: July 24, 2003                                            TRSCG-16-0703
                                                                2003-052